Loan Receivables, Net (Details)			12 Months Ended
	Oct. 18, 2023 USD ($)	Oct. 18, 2023 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Oct. 18, 2023 HKD ($)
Loan Receivables, Net [Abstract]
Loans third party	$ 958,000	$ 7,500,000		$ 958,000
Borrower with a fixed interest	$ 52,000			26,000		$ 400,000
Maturity date	Oct. 17, 2024	Oct. 17, 2024
Net carrying amount of loan receivables				574,000
Interest receivable			$ 26,000	$ 26,000